UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS INTERNATIONAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2016

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 5.1%
Media - 2.3%
RTL Group SA	268	$19,515	(a)
SES, FDR	1,557	34,287	(a)
Sky PLC	2,190	26,644	(a)

Total Media		80,446

Specialty Retail - 1.1%
USS Co., Ltd.	2,400	38,155	(a)

Textiles, Apparel & Luxury Goods - 1.7%
Li & Fung Ltd.	50,000	21,861	(a)
Yue Yuen Industrial Holdings Ltd.	10,506	38,029	(a)

Total Textiles, Apparel & Luxury Goods		59,890

TOTAL CONSUMER DISCRETIONARY		178,491

CONSUMER STAPLES - 15.3%
Food & Staples Retailing - 7.9%
Colruyt SA	695	34,381	(a)
FamilyMart UNY Holdings Co., Ltd.	660	43,848	(a)
ICA Gruppen AB	1,066	32,468	(a)
Koninklijke Ahold Delhaize NV	1,890	39,780	(a)
Lawson Inc.	500	35,101	(a)
Wal-Mart de Mexico SAB de CV	13,100	23,445
William Morrison Supermarkets PLC	14,946	42,460	(a)
Woolworths Ltd.	1,216	21,100	(a)

Total Food & Staples Retailing		272,583

Food Products - 1.2%
Nestle SA, Registered Shares	579	41,529	(a)

Household Products - 1.9%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	14,776	26,609
Reckitt Benckiser Group PLC	476	40,238	(a)

Total Household Products		66,847

Personal Products - 1.1%
Unilever PLC	974	39,398	(a)

Tobacco - 3.2%
British American Tobacco PLC	725	41,165	(a)
Imperial Brands PLC	844	36,716	(a)
Japan Tobacco Inc.	1,000	32,853	(a)

Total Tobacco		110,734

TOTAL CONSUMER STAPLES		531,091

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
BP PLC	4,480	27,836	(a)
China Petroleum & Chemical Corp., Class H Shares	50,000	35,383	(a)
JX Holdings Inc.	8,800	37,108	(a)
Royal Dutch Shell PLC, Class B Shares	1,216	34,700	(a)

TOTAL ENERGY		135,027

FINANCIALS - 21.5%
Banks - 12.8%
Aozora Bank Ltd.	13,000	45,983	(a)
Bank Hapoalim B.M.	4,300	25,526	(a)
Bank of China Ltd., Class H Shares	59,000	26,031	(a)
Bendigo and Adelaide Bank Ltd.	3,052	27,926	(a)
BOC Hong Kong Holdings Ltd.	10,500	37,592	(a)
Canadian Imperial Bank of Commerce	500	40,800
China Construction Bank Corp., Class H Shares	40,109	30,728	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
China Minsheng Banking Corp., Ltd., Class H Shares	28,577	$30,340	(a)
HSBC Holdings PLC	4,808	38,875	(a)
National Bank of Canada	984	39,964
Oversea-Chinese Banking Corp., Ltd.	4,000	24,544	(a)
Swedbank AB, Class A Shares	1,357	32,798	(a)
Toronto-Dominion Bank	880	43,402

Total Banks		444,509

Insurance - 8.7%
Admiral Group PLC	1,564	35,071	(a)
Direct Line Insurance Group PLC	6,734	30,540	(a)
Hannover Rueck SE	386	41,789	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	212	40,096	(a)
Swiss Re AG	451	42,728	(a)
Talanx AG	1,218	40,750	(a)
Tryg A/S	2,260	40,864	(a)
Zurich Insurance Group AG	105	28,840	*(a)

Total Insurance		300,678

TOTAL FINANCIALS		745,187

HEALTH CARE - 9.3%
Health Care Providers & Services - 1.2%
Miraca Holdings Inc.	900	40,309	(a)

Pharmaceuticals - 8.1%
AstraZeneca PLC	386	20,934	(a)
GlaxoSmithKline PLC	1,628	31,090	(a)
Mitsubishi Tanabe Pharma Corp.	2,100	41,136	(a)
Novartis AG, Registered Shares	426	30,987	(a)
Otsuka Holdings Co., Ltd.	960	41,769	(a)
Roche Holding AG	136	30,988	(a)
Sanofi	268	21,675	(a)
Teva Pharmaceutical Industries Ltd., ADR	698	25,302
Tsumura & Co.	1,400	38,500	(a)

Total Pharmaceuticals		282,381

TOTAL HEALTH CARE		322,690

INDUSTRIALS - 7.8%
Industrial Conglomerates - 3.0%
Jardine Matheson Holdings Ltd.	700	38,614	(a)
Jardine Strategic Holdings Ltd.	800	26,530	(a)
Siemens AG, Registered Shares	313	38,474	(a)

Total Industrial Conglomerates		103,618

Machinery - 1.0%
MAN SE	341	33,871	(a)

Road & Rail - 0.9%
ComfortDelGro Corp., Ltd.	19,100	32,445	(a)

Trading Companies & Distributors - 1.1%
Sumitomo Corp.	3,300	38,766	(a)

Transportation Infrastructure - 1.8%
Beijing Capital International Airport Co., Ltd., Class H Shares	34,000	34,300	(a)
Hutchison Port Holdings Trust, Class U Shares	62,000	26,961	(a)

Total Transportation Infrastructure		61,261

TOTAL INDUSTRIALS		269,961

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 1.3%
VTech Holdings Ltd.	3,300	44,065	(a)

Semiconductors & Semiconductor Equipment - 1.1%
Siliconware Precision Industries Co., Ltd., ADR	5,006	36,544

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.7%
Neopost SA	810	$25,331	(a)

TOTAL INFORMATION TECHNOLOGY		105,940

MATERIALS - 2.9%
Chemicals - 2.9%
Agrium Inc.	300	30,155
Givaudan SA, Registered Shares	22	40,305	(a)
Potash Corp. of Saskatchewan Inc.	1,600	28,946

TOTAL MATERIALS		99,406

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Link REIT	6,192	39,985	(a)

Real Estate Management & Development - 2.4%
Daito Trust Construction Co., Ltd.	300	45,057	(a)
Swiss Prime Site AG, Registered Shares	469	38,382	*(a)

Total Real Estate Management & Development		83,439

TOTAL REAL ESTATE		123,424

TELECOMMUNICATION SERVICES - 14.0%
Diversified Telecommunication Services - 11.2%
BCE Inc.	706	30,514
Bezeq Israeli Telecommunication Corp., Ltd.	21,127	40,123	(a)
Elisa OYJ	1,223	39,745	(a)
HKT Trust and HKT Ltd.	32,000	39,122	(a)
Nippon Telegraph & Telephone Corp.	1,000	42,036	(a)
PCCW Ltd.	70,991	38,257	(a)
Proximus SA	1,216	35,013	(a)
Swisscom AG, Registered Shares	72	32,193	(a)
TDC A/S	5,448	27,971	*(a)
Telefonica Deutschland Holding AG	7,385	31,559	(a)
Telstra Corp., Ltd.	8,285	30,449	(a)

Total Diversified Telecommunication Services		386,982

Wireless Telecommunication Services - 2.8%
NTT DoCoMo Inc.	1,800	40,933	(a)
Rogers Communications Inc., Class B Shares	1,037	40,000
StarHub Ltd.	9,400	18,181	(a)

Total Wireless Telecommunication Services		99,114

TOTAL TELECOMMUNICATION SERVICES		486,096

UTILITIES - 12.4%
Electric Utilities - 5.4%
Cheung Kong Infrastructure Holdings Ltd.	4,557	36,244	(a)
Chugoku Electric Power Co. Inc.	2,100	24,598	(a)
CLP Holdings Ltd.	4,433	40,506	(a)
Hokuriku Electric Power Co.	2,200	24,617	(a)
SSE PLC	1,833	35,040	(a)
Terna-Rete Elettrica Nazionale SpA	5,567	25,467	(a)

Total Electric Utilities		186,472

Gas Utilities - 2.2%
Osaka Gas Co., Ltd.	9,000	34,569	(a)
Tokyo Gas Co., Ltd.	8,933	40,326	(a)

Total Gas Utilities		74,895

Independent Power and Renewable Electricity Producers - 1.2%
Engie Brasil Energia SA	1,800	19,302	(a)
Huaneng Power International Inc., Class H Shares	34,000	22,469	(a)

Total Independent Power and Renewable Electricity Producers		41,771

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
Multi-Utilities - 2.7%
Centrica PLC		12,277	$35,370	(a)
Engie SA		1,529	19,479	(a)
National Grid PLC		3,227	37,741	(a)

Total Multi-Utilities			92,590

Water Utilities - 0.9%
Severn Trent PLC		1,216	33,270	(a)

TOTAL UTILITIES			428,998

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,413,087)			3,426,311

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $8,150)	0.411%	8,150	8,150

TOTAL INVESTMENTS - 99.1% (Cost - $3,421,237#)			3,434,461
Other Assets in Excess of Liabilities - 0.9%			32,024

TOTAL NET ASSETS - 100.0%			$3,466,485

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$178,491	—	$178,491
Consumer Staples	$50,054	481,037	—	531,091
Energy	—	135,027	—	135,027
Financials	124,166	621,021	—	745,187
Health Care	25,302	297,388	—	322,690
Industrials	—	269,961	—	269,961
Information Technology	36,544	69,396	—	105,940
Materials	59,101	40,305	—	99,406
Real Estate	—	123,424	—	123,424
Telecommunication Services	70,514	415,582	—	486,096
Utilities	—	428,998	—	428,998

Total Long-Term Investments	$365,681	$3,060,630	—	$3,426,311

Short-Term Investments†	8,150	—	—	8,150

Total Investments	$373,831	$3,060,630	—	$3,434,461

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $3,060,630 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$205,827
Gross unrealized depreciation	(192,603)

Net unrealized appreciation	$13,224

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 21, 2017